Derivative Warrant Liabilities (Details) - shares	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Derivative Warrant Liabilities [Line Items]
Private Warrants outstanding	343,125	343,125
Private Warrants outstanding	343,125